DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
Schedule of other receivables

	March 31, 2022	December 31, 2021
		(Audited)

Prepayments for business project	$138,027	$138,615
Prepayments for vending machine	517,220	519,422
Prepayments	166,022	166,728
Rental deposit	3,193	3,206
	$824,462	$827,971